Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Disclosure of transactions between related parties [text block]
20	Related party transactions

The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
Directors ’ fees	$142	$153
Salaries and benefits	$1,143	$929
Share-based compensation	$461	$410

As of December 31, 2018, included in the accounts payable and accrued liabilities balance on the consolidated statement of financial position is $0.2 million
(December 31, 2017 - $0.4 million
; January 1, 2017 – $
0.1
million)
due to the Company’s directors and key management personnel.

Upon a change of control of the Company, amounts totaling $1.0 million (Dec 31, 2017 - $1.3 million) will become payable to certain officers and management personnel of the Company.

Administrative Services Agreement

On May 9, 2017, Mason Resources entered into an Administrative Services Agreement (
“
ASA”) with Entrée whereby Entrée provided office space, furnishings and equipment, communications facilities and personnel necessary for Mason Resources to fulfill its basic day-to-day head office and executive responsibilities on a pro-rata cost-recovery basis. The total amount charged to Mason Resources for the year ended December 31, 2018 was $0.7 million (December 31, 2017 - $0.8 million). These transactions occurred in the normal course of business and were conducted on terms substantially similar to arm’s length transactions. Transactions with Mason Resources for goods and services were made on commercial terms through the ASA.

On December 19, 2018, Mason Resources terminated the ASA with Entrée and paid a termination charge of $0.3 million as required by the terms of the ASA.

As of December 31, 2018, included in the receivables balance on the consolidated statement of financial position is nil (December 31, 2017 - $0.2 million) due from Mason Resources relating to the ASA.

	2018	2017
Executive services	$421	$268
Corporate overhead	$280	$280
Investor communications	$-	$45
Restructure charge	$-	$175